SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

Merger Agreement

On October 21, 2020, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, Acamar Partners Sub, Inc., a Delaware corporation and direct wholly-owned subsidiary of the Company (“Merger Sub”), and CarLotz, providing for, among other things, and subject to the terms and conditions therein, a business combination between CarLotz and the Company pursuant to the proposed merger of Merger Sub with and into CarLotz, with CarLotz continuing as the surviving entity (the “Merger”).

Pursuant to the Merger Agreement, at the effective time of the Merger:

(a)each outstanding share of CarLotz common stock (the “CarLotz Common Stock”) (including CarLotz Common Stock resulting from the exercise and conversion of certain CarLotz securities exercisable or convertible into CarLotz Common Stock as of immediately prior to the closing of the Merger (the “Closing”)) that is outstanding as of immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive: (i) an amount of cash calculated pursuant to the terms of the Merger Agreement (the “Closing Per Share Cash Consideration”); (ii) newly issued shares of the Company’s Class A common stock (the “Company Common Stock”), calculated pursuant to the terms of the Merger Agreement (the “Closing Per Share Stock Consideration”); and (iii) a contingent and non-assignable right to a number of shares of Company Common Stock (the “Earnout Shares”) calculated pursuant to the terms of the Merger Agreement;

(b)each outstanding share of CarLotz Series A preferred stock (the “CarLotz Preferred Stock,” and together with the CarLotz Common Stock, the “CarLotz Stock”)) that is outstanding as of immediately prior to the effective time of the Merger will be cancelled and converted into the right to receive: (i) an amount of cash in respect of the liquidation preference of the CarLotz Preferred Stock calculated pursuant to the terms of the Merger Agreement; (ii) an amount of cash equal to the Closing Per Share Cash Consideration; (iii) a number of newly issued shares of Company Common Stock equal to the Closing Per Share Stock Consideration; and (iv) a contingent and non-assignable right to a number of Earnout Shares calculated pursuant to the terms of the Merger Agreement;

(c)each option to acquire CarLotz Common Stock (the “CarLotz Option”) that is outstanding immediately prior to the effective time of the Merger (other than those held by individuals that are no longer service providers of CarLotz), whether vested or unvested, will be cancelled and converted into (i) the right to receive an amount in cash calculated pursuant to the terms of the Merger Agreement (defined as the “Closing Per Option Cash Consideration” in the Merger Agreement), (ii) a number of options to acquire shares of Company Common Stock, with the number of options and the exercise price per option, in each case, calculated pursuant to the terms of the Merger Agreement, and otherwise on the same terms and conditions as were applicable to such CarLotz Option (defined as the “Base Acquiror Options” in the Merger Agreement), and (iii) a number of options to acquire an additional number of shares of Company Common Stock, with the number of additional shares and the exercise price per option, in each case, calculated pursuant to the terms of the Merger Agreement, and otherwise on the same terms and conditions as were applicable to such CarLotz Option (defined as the “Earnout Acquiror Options” in the Merger Agreement), subject to forfeiture if the First Threshold or the Second Threshold (as defined below) is not met prior to the Forfeiture Date (as defined below)

If at any time during the 60 months following the Closing (the first business day following the end of such period, the “Forfeiture Date”), the closing trading price of the Company Common Stock is greater than $12.50 over any 20 trading days within any 30 trading day period (the “First Threshold”), the Company shall promptly issue 50% of the Earnout Shares to the holders of CarLotz Stock as of immediately prior to the effective time of the Merger. Each such holder of CarLotz Stock will be entitled to receive a number of Earnout Shares calculated pursuant to the terms of the Merger Agreement.

If at any time prior to the Forfeiture Date, the closing trading price of the Company Common Stock is greater than $15.00 over any 20 trading days within any 30 trading day period (the “Second Threshold”), the Company shall promptly issue 50% of the Earnout Shares to the holders of CarLotz Stock as of immediately prior to the effective time of the Merger. Each such holder of CarLotz Stock will be entitled to receive a number of Earnout Shares calculated pursuant to the terms of the Merger Agreement. If either the First Threshold or the Second Threshold is not met on or before the Forfeiture Date, the applicable portion of the Earnout Shares otherwise issuable by the Company will be forfeited.

If, prior to the Forfeiture Date, there is a Change of Control (as defined in the Merger Agreement) that will result in the holders of Company Common Stock receiving a per share price equal to or in excess of $10.00 (as equitably adjusted for stock splits, stock dividends, special cash dividends, reorganizations, combinations, recapitalizations and similar transactions affecting the Company Common Stock after the date of the Merger Agreement), then the Company shall promptly issue all of the Earnout Shares not previously issued to each holder of CarLotz Stock as of immediately prior to the effective time of the Merger. Each such holder of CarLotz Stock will be entitled to receive a number of Earnout Shares calculated pursuant to the terms of the Merger Agreement.

Redemption Offer

Pursuant to the Company’s amended and restated certificate of incorporation and in accordance with the terms of the Merger Agreement, the Company will be providing its public stockholders with the opportunity to redeem all or a portion of their shares of Company Common Stock upon the completion of Merger at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the Merger, including interest (which interest shall be net of taxes payable) earned on the funds held in the trust account, divided by the total number of then-outstanding shares of Company Common Stock.

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Merger Agreement.

The PIPE Investment

In connection with the execution of the Merger Agreement, the Company entered into subscription agreements with respect to the PIPE Investment. Pursuant to the subscription agreements, certain accredited and strategic investors have committed to purchase 12,500,000 shares of Company’s Class A common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $125,000,000 (the "PIPE Investment"). The closing of the PIPE Investment is subject to all conditions set forth in the Merger Agreement having been satisfied or waived. The consummation of the PIPE Investment is a closing condition under the Merger Agreement. The PIPE Investment will be taken into account when assessing if the Minimum Cash Condition under the Merger Agreement is met, meaning no less than $50 million must remain in the Trust Account following any redemptions by the Company's public stockholders (assuming no cash will remain outside of the Trust Account). As part of the PIPE Investment, Acamar Partners Sponsor I LLC has committed to purchase 250,000 of Company’s Class A common stock for $2,500,000.

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Management is currently evaluating the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements.  The financial statements do not include any adjustments that might result from the outcome of this uncertainty.